Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001750149
Document Type	8-K/A
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39676
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(678)
Local Phone Number	392-3419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On March 8, 2022, Inhibikase Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) regarding certain amendments to the employment agreements of Milton H. Werner Ph.D., its President and Chief Executive Officer, and of Joseph Frattaroli, its Chief Financial Officer. The Company is filing this amended report to correct an error regarding the effective date of the increase to the base salary of each of Dr. Werner and Mr. Frattaroli. The full text of the Original Form 8-K is set forth below as previously filed, except with the corrected dates as described above.